Related party transactions - Disclosure of detailed information about reduction of general and administrative expenses and business development expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts invoiced to associates as a reduction of:
General and administrative expenses	$ 23,682	$ 18,156
Business development expenses	6,122	4,525
Associates [Member]
Amounts invoiced to associates as a reduction of:
General and administrative expenses	973	1,409
Business development expenses	2,371	3,749
Total amounts invoiced to associates	$ 3,344	$ 5,158